Risk Management Activities - Netting Arrangements (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (121)	$ (159)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	43
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(121)	(116)
Long-term financial liabilities
Disclosure of detailed information about financial instruments [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(50)	(38)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(50)	(38)
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	210	281
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	(43)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	210	238
Long-term financial assets
Disclosure of detailed information about financial instruments [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	666	637
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	$ 666	$ 637